Statements of Net Assets Available for Benefits - ArcBest 401(k) and DC Retirement Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, At Fair Value
Cash	$ 5,382	$ 2,526
Investments, At Fair Value	866,052,351	758,591,320
Receivables
Employer contributions	10,853,341	11,227,639
Notes receivable from participants	9,152,591	8,567,701
Total	20,005,932	19,795,340
Net Assets Available for Benefits	886,063,665	778,389,186
Mutual funds
Investments, At Fair Value
Investments, At Fair Value	113,457,844	420,500,038
Collective trust funds
Investments, At Fair Value
Investments, At Fair Value	739,116,525	323,287,158
Employer stock fund
Investments, At Fair Value
Investments, At Fair Value	3,500,176	4,914,215
Self-directed brokerage accounts
Investments, At Fair Value
Investments, At Fair Value	$ 9,977,806	$ 9,889,909